Share Options (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	May 22, 2024	Jun. 30, 2025	Jun. 30, 2024
Share Options [Line Items]
Grant of ordinary shares under option plan		3,069,280
Number of ordinary shares available for future issuance		904,206
Weighted average grant date fair value of options granted (in Dollars per share)		$ 1.83	$ 2.45
Options exercised (in Dollars)		$ 20	$ 782
Unrecognized compensation expenses related to unvested options (in Dollars)		$ 1,556
Weighted average period		1 year 5 months 26 days
Common Stock [Member]
Share Options [Line Items]
Additional ordinary shares	1,000,000
Common Stock [Member]
Share Options [Line Items]
Additional ordinary shares			1,971,300
Exercised share options		11,060	393,651